Additional information on the cash flow statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Addition to property, plant, and equipment in exchange	$ 8,566	$ 2,990
Addition to exploration and evaluation assets in exchange	796	1,207
Non-cash effects	9,362	4,197
Lease liabilities
IfrsStatementLineItems [Line Items]
Addition to property, plant, and equipment in exchange	2,673	2,213
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Addition to property, plant, and equipment in exchange	5,662
Stock Based Compensation [Member]
IfrsStatementLineItems [Line Items]
Addition to property, plant, and equipment in exchange	(74)
Addition to exploration and evaluation assets in exchange	530	1,267
Total For All Related Parties [Member]
IfrsStatementLineItems [Line Items]
Addition to property, plant, and equipment in exchange		163
Asset Retirement Obligation A R O [Member]
IfrsStatementLineItems [Line Items]
Addition to property, plant, and equipment in exchange	305	614
Addition to exploration and evaluation assets in exchange	67	(100)
Depreciation And Depletion Of Assets [Member]
IfrsStatementLineItems [Line Items]
Addition to exploration and evaluation assets in exchange	$ 199	$ 40